Income Taxes - Reconciliation of the differences between statutory tax rate and the effective tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
PRC Statutory income tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	(2.50%)	(0.30%)	(2.00%)
Effect of preferential tax rate for qualified HNTE entities	(5.40%)	(6.00%)	(2.20%)
Additional deduction for research and development expenditures	17.70%	8.50%	7.20%
Share-based compensation expenses	(19.70%)	(10.50%)	(8.40%)
Permanent book-tax differences	1.60%	(1.40%)	6.20%
Change in valuation allowance	(22.40%)	(16.60%)	(26.00%)
Effective tax rates	(5.70%)	(1.30%)	(0.20%)